OPERATING SEGMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue	$ 341,945	$ 211,920	$ 325,760
America
Disclosure of geographical areas [line items]
Revenue	304,686	180,515	261,534
APAC
Disclosure of geographical areas [line items]
Revenue	20,931	20,804	33,052
EMEA
Disclosure of geographical areas [line items]
Revenue	$ 16,328	$ 10,601	$ 31,174